Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000219140 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219140 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219140 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219140 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219140 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219140 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219140 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219140 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219140 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219140 | Intuit
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219140 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000219140 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219140 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000219140 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000219140 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219140 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219140 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219140 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219140 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000005463 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005463 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005463 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005463 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005463 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005463 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005463 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005463 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005463 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005463 | Intuit
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005463 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000005463 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005463 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005463 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005463 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005463 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005463 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005463 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005463 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)